UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

             Investment Company Act file number     811-21704
                                               --------------------

                               Quadrant Fund, Inc.
           -----------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                 116 Welsh Road
                                Horsham, PA 19044
       ------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                            Marisol Lauerman, Esquire
                        GMAC Institutional Advisors, LLC
                                 116 Welsh Road
                                Horsham, PA 19044
          ------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 215-328-3200
                                                           -------------

                        Date of fiscal year end: July 31
                                                --------

          Date of reporting period: January 24, 2005 to June 30, 2005
                                   ----------------------------------
Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 there under (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

                               PROXY VOTING RECORD


                  FOR PERIOD JANUARY 24, 2005 TO JUNE 30, 2005


         EQUITY OFFICE PROPERTIES TRUST

         Ticker:                                      EOP                      Security ID:            294741103
         Meeting Date:                                May 24, 2005             Meeting Type:           Annual
         Record Date:                                 March 17, 2005
#        Proposal                                     Mgt Rec                  Vote Cast               Sponsor
     1.1 Elect Marilyn A. Alexander                   For                      Abstain                 Management
     1.2 Elect Thomas E. Dobrowski                    For                      Abstain                 Management
     1.3 Elect William M. Goodyear                    For                      Abstain                 Management
     1.4 Elect James D. Harper, Jr.                   For                      Abstain                 Management
     1.5 Elect Richard D. Kincaid                     For                      Abstain                 Management
     1.6 Elect David K. McKown                        For                      Abstain                 Management
     1.7 Elect Sheli Z. Rosenberg                     For                      Abstain                 Management
     1.8 Elect Stephen I. Sadove                      For                      Abstain                 Management
     1.9 Elect Sally Susan                            For                      Abstain                 Management
    1.10 Elect Jan H.W.R. van der Vlist               For                      Abstain                 Management
    1.11 Elect Samuel Zell                            For                      Abstain                 Management
       2 Ratify Auditors                              For                      Abstain                 Management

                                   SIGNATURES


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Registrant         Quadrant Fund, Inc.
          ------------------------------------------------------



By (Signature and Title)*   /s/ Nathan Kornfeld
                         ---------------------------------
                            Nathan Kornfeld, President

Date        8/29/05
    ------------------------------------------------------------



*Print the name and title of each signing officer under his or her signature.